LEASE (Details Narrative)	1 Months Ended
Sep. 30, 2024 USD ($)
Lease
Lease description	the Company entered into an office suite lease. The term of the lease is for a period of 12 months. The Lease auto-renews for an additional 2 years
Operating lease term	3 years
Security deposit	$ 1,995
Discount rate	8.00%
Lease payments	$ 7,689
Lease payments per month	650
Lease payments over month	$ 690